Risk management (Details 12) $ in Millions	Dec. 31, 2023 USD ($)
Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	$ 782
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,054
Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,323
L I B O R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	16
L I B O R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	19
L I B O R 6 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	22
S O F R 3 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	97
S O F R 3 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	125
S O F R 3 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	153
S O F R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	133
S O F R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	158
S O F R 6 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	182
S O F R O N [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	131
S O F R O N [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	183
S O F R O N [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	235
C D I [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	233
C D I [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	327
C D I [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	420
T R [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	6
T R [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	9
T R [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	11
T J L P [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	64
T J L P [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	90
T J L P [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	116
I P C A [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	102
I P C A [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	143
I P C A [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	$ 184